Corporate Information - Summary of Shareholders Percentage (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	23.22%	24.69%	27.53%
Asia Equity Partners Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	7.29%	8.73%	21.06%
Fintech Partners Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	9.49%	9.50%	0.00%
Baring Fintech Nexus Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	0.00%	6.45%	6.47%
European Investors Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	6.44%	0.00%	0.00%